Stockholders’ Deficit - Schedule of Service-Based RSUs (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Units, Balance	4,620,511	730,970
Weighted Average Grant-date Per Share Fair Value, Balance	$ 0.78	$ 1.53
Number of Units, Granted	4,083,300	4,086,261	843,478
Weighted Average Grant-date Per Share Fair Value, Granted	$ 0.45	$ 0.62	$ 1.51
Number of Units, Vested	(844,245)	(196,720)	(112,508)
Weighted Average Grant-date Per Share Fair Value, Vested	$ 1.06	$ 1.56	$ 1.4
Number of Units, Forfeited
Weighted Average Grant-date Per Share Fair Value, Forfeited
Number of Units, Balance	7,859,566	4,620,511	730,970
Weighted Average Grant-date Per Share Fair Value, Balance	$ 0.55	$ 0.78	$ 1.53
Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Units, Balance	4,620,511
Weighted Average Grant-date Per Share Fair Value, Balance	$ 0.73
Number of Units, Balance		4,620,511
Weighted Average Grant-date Per Share Fair Value, Balance		$ 0.73